Segmentation of key figures (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 51,626	$ 48,659	$ 47,445
Net sales (in % of total net sales)	100.00%	100.00%	100.00%
Total of selected non-current assets	$ 77,088	$ 90,379
Selected non-current assets (in % of total selected non-current assets)	100.00%	100.00%
Switzerland
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 873	$ 800	$ 848
Net sales (in % of total net sales)	2.00%	2.00%	2.00%
Total of selected non-current assets	$ 25,770	$ 34,904
Selected non-current assets (in % of total selected non-current assets)	33.00%	39.00%
US
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 16,818	$ 16,484	$ 16,280
Net sales (in % of total net sales)	33.00%	34.00%	34.00%
Total of selected non-current assets	$ 37,054	$ 39,889
Selected non-current assets (in % of total selected non-current assets)	48.00%	44.00%
France
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 2,522	$ 2,442	$ 2,442
Net sales (in % of total net sales)	5.00%	5.00%	5.00%
Total of selected non-current assets	$ 3,615	$ 4,115
Selected non-current assets (in % of total selected non-current assets)	5.00%	5.00%
Germany
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 4,870	$ 4,518	$ 4,120
Net sales (in % of total net sales)	9.00%	9.00%	9.00%
Total of selected non-current assets	$ 2,378	$ 2,607
Selected non-current assets (in % of total selected non-current assets)	3.00%	3.00%
Japan
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 2,683	$ 2,804	$ 2,656
Net sales (in % of total net sales)	5.00%	6.00%	6.00%
Total of selected non-current assets	$ 217	$ 313
China
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 3,052	$ 2,573	$ 2,214
Net sales (in % of total net sales)	6.00%	5.00%	5.00%
Total of selected non-current assets	$ 703	$ 714
Selected non-current assets (in % of total selected non-current assets)	1.00%	1.00%
Other
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 20,808	$ 19,038	$ 18,885
Net sales (in % of total net sales)	40.00%	39.00%	39.00%
Total of selected non-current assets	$ 7,351	$ 7,837
Selected non-current assets (in % of total selected non-current assets)	10.00%	8.00%